S000084959 [Member] Investment Objectives and Goals - TSW CORE PLUS BOND FUND	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY TSW Core Plus Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the TSW Core Plus Bond Fund (the “Fund”) is to seek strong, risk-adjusted total return over a market cycle.